AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON April 20, 2010

REGISTRATION NO. 333-160659

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.                                                                           POST-EFFECTIVE AMENDMENT NO. 1
(Check appropriate box or boxes)

ECLIPSE FUNDS INC.
(Exact Name of Registrant as Specified in Charter)

51 MADISON AVENUE, NEW YORK, NEW YORK 10010
(Address of Principal Executive Offices)
(212) 576-7000
(Registrant’s Area Code and Telephone Number)

MARGUERITE E. H. MORRISON, ESQ.
ECLIPSE FUNDS INC.
51 MADISON AVENUE
NEW YORK, NEW YORK 10010
(Name and Address of Agent for Service)

WITH A COPY TO:

SANDER M. BIEBER, ESQ.
DECHERT LLP
1775 I STREET, N.W.
WASHINGTON, D.C. 20006

Approximate Date of Proposed Public Offering:  It is proposed that this filing will immediately become effective upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

No filing fee is due because an indefinite number of shares is deemed to have been registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended. Accordingly, no fee is payable herewith because of reliance upon Section 24(f).

EXPLANATORY NOTE

The purpose of this Post-Effective Amendment filing is to file the final and executed (i) Agreement and Plan of Reorganization, and (ii) tax opinion, for the reorganization of the MainStay Capital Appreciation Fund with and into the MainStay Growth Equity Fund.

Registrant hereby incorporates by reference the Proxy Statement/Prospectus and Statement of Additional Information filed as Parts A and B, respectively, in Pre-Effective Amendment Number 1 to Registrant’s Form N-14 (File No. 333-160659) filed with the SEC under the Securities Act of 1933, as amended (the “1933 Act”) on August 19, 2009 (Accession Number 0001144204-09-044731).

ECLIPSE FUNDS INC.

PART C:	OTHER INFORMATION

ITEM 15:	INDEMNIFICATION

The MainStay Group of Funds, which includes Eclipse Funds, Eclipse Funds Inc., ICAP Funds, Inc., MainStay Funds Trust, MainStay VP Series Fund, Inc. and The MainStay Funds, maintains a joint directors and officers/errors and omissions (“D&O/E&O”) liability insurance policy and joint independent directors liability (“IDL”) insurance policy.  The D&O/E&O liability insurance policy covers all of the directors and officers of the MainStay Group of Funds and the IDL insurance policy covers the independent directors only.  Subject to the terms, conditions and retentions of the policies, insured persons are covered for claims made against them while acting in their official capacities with the MainStay Group of Funds.

With respect to Eclipse Funds Inc. (the “Company”), Article VI of the By-Laws and Article VII, Section 2 of the Articles of Incorporation provide as follows:

BYLAWS

ARTICLE VI.                                INDEMNIFICATION AND ADVANCE OF EXPENSES

Section 1.                      Indemnification and Advance of Expenses.  To the maximum extent permitted by Maryland law in effect from time to time, the Corporation shall indemnify and, without requiring a preliminary determination of the ultimate entitlement to indemnification, shall pay or reimburse reasonable expenses in advance of final disposition of a proceeding to (a) any individual who is a present or former director or officer of the Corporation and who is made a party to the proceeding by reason of his service in that capacity or (b) any individual who, while a director of the Corporation and at the request of the Corporation, serves or has served as a director, officer, partner or trustee of another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise and who is made a party to the proceeding by reason of his service in that capacity.  The Corporation may, with the approval of its Board of Directors, provide such indemnification and advance for expenses to a person who served a predecessor of the Corporation in any of the capacities described in (a) or (b) above and to any employee or agent of the Corporation or a predecessor of the Corporation.

Neither the amendment nor repeal of this Article, nor the adoption or amendment of any other provision of the By-Laws or Charter of the Corporation inconsistent with this Article, shall apply to or affect in any respect the applicability of the preceding paragraph with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption.

Notwithstanding anything in the foregoing paragraphs of this Article to the contrary, any indemnification or advancement of expenses shall be subject to, and made in accordance with, applicable requirements of the 1940 Act.

Section 2.                      Notice.  Any indemnification of, or advance of expenses to, a director, if arising out of a proceeding by or in the right of the Corporation, shall be reported in writing to the stockholders with the notice of the next stockholders meeting or prior to the meeting.

Section 3.                      Insurance.  The Corporation may purchase and maintain insurance on behalf of any person who is a director, officer, employee or agent of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner, or trustee of another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise, against any liability (including, with respect to employee benefit plans, excise taxes) asserted against or incurred by such person in any such capacity, whether or not the Corporation would have had the power to indemnify against such liability.

ARTICLES OF INCORPORATION

ARTICLE VII.   PROVISIONS FOR DEFINING, LIMITING AND REGULATING THE POWERS OF THE CORPORATION AND THE DIRECTORS AND STOCKHOLDERS

7.2           Indemnification.  The Corporation, including its successors and assigns, shall indemnify its Directors and Officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required, by the General Laws of the State of Maryland and the Investment Company Act of 1940, as amended and in effect from time to time.  The By-Laws may provide that the Corporation shall indemnify its employees and/or agents in any manner and within such limits as permitted by applicable law.  Such indemnification shall be in addition to any other right or claim to which any Director, Officer, employee or agent may otherwise be entitled.  The rights provided to any person by this Article 7.2 shall be enforceable against the Corporation by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated herein.  No amendment of these Articles of Incorporation shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Securities Act”) may be permitted to trustees, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a trustee, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

In addition, each Director/Trustee has entered into a written agreement with the Company pursuant to which the Company is contractually obligated to indemnify the Director/Trustee to the fullest extent permitted by law and by the charter and or Declaration and By-laws of the Registrant.

ITEM 16.                       EXHIBITS

1.           Charters
a.	Articles of Incorporation of Eclipse Funds Inc. – Previously filed with the Company’s Initial Registration Statement No. 33-36962 on September 21, 1990.*
b.
Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Pre-Effective Amendment No. 1 to the Company’s Registration Statement No. 33-36962 on November 19, 1990.*

c.
Articles of Amendment to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 4 to the Company’s Registration Statement No. 33-36962 on November 2, 1992.*

d.
Form of Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 7 to the Company’s Registration Statement No. 33-36962 on October 14, 1994.*

e.
Articles of Amendment to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 8 to the Company’s Registration Statement No. 33-36962 on December 29, 1994.*

f.
Form of Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 19 to the Company’s Registration Statement No. 33-36962 on September 25, 1998.*

g.
Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 25 to the Company’s Registration Statement No. 33-36962 on December 29, 2000.*

h.
Articles of Amendment to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 25 to the Company’s Registration Statement No. 33-36962 on December 29, 2000.*

i.
Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 32 to the Company’s Registration Statement No. 33-36962 on November 7, 2002.*

j.
Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 37 to the Company’s Registration Statement No. 33-36962 on December 31, 2003.*

k.
Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 37 to the Company’s Registration Statement No. 33-36962 on December 31, 2003.*

l.
Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 37 to the Company’s Registration Statement No. 33-36962 on December 31, 2003.*

m.
Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 37 to the Company’s Registration Statement No. 33-36962 on December 31, 2003.*

n.
Articles of Amendment to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 37 to the Company’s Registration Statement No. 33-36962 on December 31, 2003.*

o.
Articles of Amendment to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 39 to the Company’s Registration Statement No. 33-36962 on February 27, 2004.*

p.
Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 39 to the Company’s Registration Statement No. 33-36962 on February 27, 2004.*

q.
Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 39 to the Company’s Registration Statement No. 33-36962 on February 27, 2004.*

r.
Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 40 to the Company’s Registration Statement on No. 33-36962 on April 15, 2004.*

s.
Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 44 to the Company’s Registration Statement No. 33-36962 on March 22, 2005.*

t.
Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 46 to the Company’s Registration Statement No. 33-36962 on July 26, 2005.*

u.
Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 49 to the Company’s Registration Statement No. 33-36962 on October 26, 2005.*

v.
Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 55 to the Company’s Registration Statement No. 33-36962 on June 18, 2007.*

w.
Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 57 to the Company’s Registration Statement No. 33-36962 on December 14, 2007.*

2.           By-Laws
a.	Amended and Restated By-Laws as of September 27, 2006 – Previously filed with Post-Effective Amendment No. 52 to the Company’s Registration Statement No. 33-36962 on February 16, 2007.*

3.           Voting Trust Agreement – Inapplicable

4.	Agreement and Plan of Reorganization for the reorganization of the MainStay Capital Appreciation Funds with and into the MainStay Growth Equity Fund – Filed herewith

5.           Instruments Defining Rights of Security Holders.
a.	Specimen Certificates for Common Stock – Previously filed with Pre-Effective Amendment No. 2 to the Company’s Registration Statement No. 33-36962 on December 26, 1990.*
b.	See the Articles of Incorporation, as amended and supplemented from time to time and the Amended and Restated By-Laws (see above)

6.           Investment Advisory Contracts
a.	Management Agreements
(1).
Amended and Restated Management Agreement dated as of August 1, 2008 between  Eclipse Funds Inc. and New York Life Investment Management LLC – Previously filed with Post-Effective Amendment No. 60 to the Company’s Registration Statement No. 033-36962 on March 2, 2009.*

(2).
Amendment to the Amended and Restated Management Agreement dated as of October 30, 2008, between Eclipse Funds Inc. and New York Life Investment Management LLC – Previously filed with Post-Effective Amendment No. 60 to the Company’s Registration Statement No. 033-36962 on March 2, 2009.*

(3).
Amendment to the Amended and Restated Management Agreement dated October 30, 2009, between Eclipse Funds, Inc. and New York Life Investment Management LLC – Previously filed with Post-Effective Amendment No. 62 to the Company’s Registration Statement No. 033-36962 on December 22, 2009.*

b.           Subadvisory Agreements
(1).
Amended and Restated Subadvisory Agreement dated August 1, 2008, between New York Life Investment Management LLC and MacKay Shields LLC, on behalf of certain series of Eclipse Funds Inc. – Previously filed with Post-Effective Amendment No. 60 to the Company’s Registration Statement No. 033-36962 on March 2, 2009.*

(2).
Subadvisory Agreement dated January 1, 2009, between New York Life Investment Management LLC and Madison Square Investors LLC, on behalf of certain series of Eclipse Funds Inc. – Previously filed with Post-Effective Amendment No. 60 to the Company’s Registration Statement No. 033-36962 on March 2, 2009.*

(3).
Interim Subadvisory Agreement dated June 29, 2009, between New York Life Investment Management LLC and Epoch Investment Partners, Inc., on behalf of certain series of Eclipse Funds Inc. – Previously filed with Post-Effective Amendment No. 61 to the Company’s Registration Statement No. 033-36962 on December 17, 2009*

(4).
Amendment to Subadvisory Agreement dated October 16, 2009 between New York Life Investment Management LLC and Epoch Investment Partners, Inc. – Previously filed with Post-Effective Amendment No. 61 to the Company’s Registration Statement No. 033-36962 on December 17, 2009*

(5).
Amendment to Subadvisory Agreement dated November 10, 2009 between New York Life Investment Management LLC and Epoch Investment Partners, Inc. – Previously filed with Post-Effective Amendment No. 61 to the Company’s Registration Statement No. 033-36962 on December 17, 2009*

(6).
Amendment to Subadvisory Agreement dated November 20, 2009 between New York Life Investment Management LLC and Epoch Investment Partners, Inc. – Previously filed with Post-Effective Amendment No. 61 to the Company’s Registration Statement No. 033-36962 on December 17, 2009*

c.           Expense Limitation Agreements
(1).
Expense Limitation Agreement between Eclipse Funds Inc. and New York Life Investment Management LLC dated April 1, 2008 on behalf of all series – Previously filed with Post-Effective Amendment No. 60 to the Company’s Registration Statement No. 033-36962 on March 2, 2009.*

(2).
Expense Limitation Agreement between Eclipse Funds Inc. and New York Life Investment Management LLC dated May 1, 2008 on behalf of the MainStay Retirement Funds – Previously filed with Post-Effective Amendment No. 60 to the Company’s Registration Statement No. 033-36962 on March 2, 2009.*

7.           Underwriting Contracts
a.	Form of Soliciting Dealer Agreement - Previously filed with Post-Effective Amendment No. 51 to the Company’s Registration Statement No. 33-08865 on April 7, 2006.*
b.
Amended and Restated Distribution Agreement between Eclipse Funds Inc. and NYLIFE Distributors LLC - Previously filed with Post-Effective Amendment No. 52 to the Company’s Registration Statement No. 33-36962 on February 16, 2007.*

8.           Bonus or Profit Sharing Contracts – Inapplicable

9.           Custodian Agreements
a.
Master Custodian Agreement between Eclipse Funds Inc. and Investors Bank and Trust Company - Previously filed with Post-Effective Amendment No. 51 to the Company’s Registration Statement No. 33-08865 on April 7, 2006.*

(1).
Amendment to Custodian Agreement with Investors Bank and Trust Company dated September 27, 2006 - Previously filed with Post-Effective Amendment No. 52 to the Company’s Registration Statement No. 33-36962 on February 16, 2007.*

(2).
Amendment to Custodian Agreement with Investors Bank and Trust Company dated June 18, 2007 - Previously filed with Post-Effective Amendment No. 55 to the Company’s Registration Statement No. 33-36962 on June 18, 2007*

(3).
Amendment to Custodian Agreement with State Street Bank and Trust Company dated December 7, 2007 - Previously filed with Post-Effective Amendment No. 59 to the Company’s Registration Statement No. 33-36962 on February 22, 2008.*

(4).
Extension Agreement (for Custodian Agreement) dated January 31, 2008, between New York Life Investment Management LLC and State Street Bank and Trust - Previously filed with Post-Effective Amendment No. 59 to the Company’s Registration Statement No. 33-36962 on February 22, 2008.*

(5).
Amendment to the Master Custodian Agreement between Eclipse Funds Inc. and State Street Bank & Trust Company dated September 29, 2008 – Previously filed with Post-Effective Amendment No. 60 to the Company’s Registration Statement No. 033-36962 on March 2, 2009.*

(6).
Amendment to the Master Custodian Agreement between Eclipse Funds Inc. and State Street Bank & Trust Company dated February 13, 2009 – Previously filed with Post-Effective Amendment No. 60 to the Company’s Registration Statement No. 033-36962 on March 2, 2009.*

b.
Delegation Agreement with Investors Bank and Trust Company dated June 30, 2005 - Previously filed with Post-Effective Amendment No. 52 to the Company’s Registration Statement No. 33-36962 on February 16, 2007.*

(1).
Amendment to Delegation Agreement with Investors Bank and Trust Company dated September 27, 2006 - Previously filed with Post-Effective Amendment No. 52 to the Company’s Registration Statement No. 33-36962 on February 16, 2007.*

(2).
Amendment to Delegation Agreement with Investors Bank and Trust Company dated June 18, 2007 - Previously filed with Post-Effective Amendment No. 55 to the Company’s Registration Statement No. 33-36962 on June 18, 2007*

(3).
Amendment to Delegation Agreement with State Street Bank and Trust dated December 7, 2007 - Previously filed with Post-Effective Amendment No. 59 to the Company’s Registration Statement No. 33-36962 on February 22, 2008.*

(4).
Amendment to Delegation Agreement with State Street Bank & Trust Company dated April 30, 2008 – Previously filed with Post-Effective Amendment No. 60 to the Company’s Registration Statement No. 033-36962 on March 2, 2009.*

(5).
Amendment to Delegation Agreement with State Street Bank & Trust Company dated September 29, 2008 – Previously filed with Post-Effective Amendment No. 60 to the Company’s Registration Statement No. 033-36962 on March 2, 2009.*

(6).
Amendment to Delegation Agreement with State Street Bank & Trust Company dated February 13, 2009 – Previously filed with Post-Effective Amendment No. 60 to the Company’s Registration Statement No. 033-36962 on March 2, 2009.*

10.           Rule 12b-1 Plans and Rule 18 f-3 Plans
a.
Plan of Distribution Pursuant to Rule 12b-1 for Cash Reserves Fund Sweep Shares, a series of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 19 to Registration Statement No. 33-36962 on September 25, 1998.*

b.
Plan of Distribution Pursuant to Rule 12b-1 for Class A shares of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 51 to the Company’s Registration Statement No. 33-08865 on April 7, 2006.*

(1).
Amendment to Schedule A of the Plan of Distribution Pursuant to Rule 12b-1 for Class A shares of Eclipse Funds Inc. as of June 18, 2007 - Previously filed with Post-Effective Amendment No. 55 to the Company’s Registration Statement No. 33-36962 on June 18, 2007*

c.
Plan of Distribution Pursuant to Rule 12b-1 for Class B shares of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 51 to the Company’s Registration Statement No. 33-08865 on April 7, 2006.*

d.	Plan of Distribution Pursuant to Rule 12b-1 for Class C shares - Previously filed with Post-Effective Amendment No. 51 to the Company’s Registration Statement No. 33-08865 on April 7, 2006.*
(1).
Amendment to Schedule A of Form of Plan of Distribution Pursuant to Rule 12b-1 for Class C shares of Eclipse Funds Inc. as of June 18, 2007 - Previously filed with Post-Effective Amendment No. 55 to the Company’s Registration Statement No. 33-36962 on June 18, 2007*

e.
Plan of Distribution Pursuant to Rule 12b-1 for Class R2 shares of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 51 to the Company’s Registration Statement No. 33-08865 on April 7, 2006.*

(1).
Amendment to Schedule A of Form of Plan of Distribution Pursuant to Rule 12b-1 for Class R2 shares of Eclipse Funds Inc. as of June 18, 2007 - Previously filed with Post-Effective Amendment No. 55 to the Company’s Registration Statement No. 33-36962 on June 18, 2007*

f.
Plan of Distribution Pursuant to Rule 12b-1 for Class R3 shares of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 51 to the Company’s Registration Statement No. 33-08865 on April 7, 2006.*

(1).
Amendment to Schedule A of Form of Plan of Distribution Pursuant to Rule 12b-1 for Class R3 shares of Eclipse Funds Inc. as of June 18, 2007 - Previously filed with Post-Effective Amendment No. 55 to the Company’s Registration Statement No. 33-36962 on June 18, 2007*

g.
Plan of Distribution Pursuant to Rule 12b-1 for Investor Class shares of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 59 to the Company’s Registration Statement No. 33-36962 on February 22, 2008.*

h.	Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3- Previously filed with Post-Effective Amendment No. 59 to the Company’s Registration Statement No. 33-36962 on February 22, 2008.*

11.	Opinion of Counsel regarding legality of the securities being registered – Previously filed with the Company’s initial registration statement on Form -14, No. 333-160659 on July 17, 2009*

12.           Opinion of Dechert LLP regarding tax matters – Filed herewith

13.           Other Material Contracts
a.           Transfer Agency Agreements
(1).
Amended and Restated Transfer Agency Agreement between Eclipse Funds Inc. and NYLIM Service Company LLC dated October 1, 2008 – Previously filed with Post-Effective Amendment No. 60 to the Company’s Registration Statement No. 033-36962 on March 2, 2009.*

(a).
Form of Service Agreement with New York Life Benefit Services LLC for the benefit of Mainstay Institutional Funds Inc. – Previously filed with Post-Effective Amendment No. 14 to the Company’s Registration Statement No. 33-36962 on April 30, 1997.*

(b).
Form of Service Agreement between Mainstay Institutional Funds Inc. and New York Life Insurance Company. - Previously filed with Post-Effective Amendment No. 14 to the Company’s Registration Statement No. 33-36962 on April 30, 1997.*

(2).
Sub-Transfer Agency and Service Agreement between Mainstay Shareholder Services, Inc. and Boston Financial Data Services, Inc. - Previously filed with Post-Effective Amendment No. 25 to the Company’s Registration Statement No. 33-36962 on December 29, 2000.*

(a).
Amended Fee Schedule to Sub-Transfer Agency and Service Agreement between NYLIM Service Company LLC (formerly Mainstay Shareholder Services, Inc.) and Boston Financial Data Services, Inc. - Previously filed with Post-Effective Amendment No. 25 to the Company’s Registration Statement No. 33-36962 on December 29, 2000.*

(b).	Amendment to the Sub-Transfer Agency and Service Agreement – Previously filed with Post-Effective Amendment No. 55 to the Company’s Registration Statement No. 33-36962 on June 18, 2007*
(c).	Amendment to the Sub-Transfer Agency and Service Agreement – Previously filed with Post-Effective Amendment No. 57 to the Company’s Registration Statement No. 33-36962 on December 14, 2007.*
(d).
Amendment to the Sub-Transfer Agency and Service Agreement dated October 1, 2008 between NYLIM Service Company LLC and Boston Financial Data Services, Inc. – Previously filed with Post-Effective Amendment No. 60 to the Company’s Registration Statement No. 033-36962 on March 2, 2009.*

b.           Sub-Accounting and Sub-Administration Agreement

(1).
Master Fund Sub-Accounting and Sub-Administration Agreement between New York Life Investment Management LLC and Investors Bank & Trust Company - Previously filed with Post-Effective Amendment No. 51 to the Company’s Registration Statement No. 33-08865 on April 7, 2006.*

(2).
Amendment to Fund Sub-Accounting and Sub-Administration Agreement between New York Life Investment Management LLC and Investors Bank and Trust Company - Previously filed with Post-Effective Amendment No. 52 to the Company’s Registration Statement No. 33-36962 on February 16, 2007.*

(3).
Amendment to Fund Sub-Accounting and Sub-Administration Agreement between New York Life Investment Management LLC and Investors Bank and Trust Company - Previously filed with Post-Effective Amendment No. 55 to the Company’s Registration Statement No. 33-36962 on June 18, 2007*

(4).
Amendment to Fund Sub-Accounting and Sub-Administration Agreement, dated December 7, 2007, between New York Life Investment Management and State Street Bank and Trust Company - Previously filed with Post-Effective Amendment No. 59 to the Company’s Registration Statement No. 33-36962 on February 22, 2008.*

(5).
Extension Agreement (related to Fund Sub-Accounting and Sub-Administration Agreement) dated January 1, 2008 between New York Life Investment Management LLC and State Street Bank and Trust Company - Previously filed with Post-Effective Amendment No. 59 to the Company’s Registration Statement No. 33-36962 on February 22, 2008.*

(6).
Amendment to Sub-Accounting Agreement with State Street Bank & Trust Company dated September 29, 2008 – Previously filed with Post-Effective Amendment No. 60 to the Company’s Registration Statement No. 033-36962 on March 2, 2009.*

(7).
Form of Amendment to Sub-Accounting Agreement with State Street Bank & Trust Company dated February 13, 2009 – Previously filed with Post-Effective Amendment No. 60 to the Company’s Registration Statement No. 033-36962 on March 2, 2009.*

c.	Form of Indemnification Agreement - Previously filed with Post-Effective Amendment No. 51 to the Company’s Registration Statement No. 33-08865 on April 7, 2006.*
d.           Shareholder Services Plans
(1).
Amended and Restated Shareholder Services Plan for Eclipse Funds Inc. (Cash Reserves Fund Sweep Shares) – Previously filed with Post-Effective Amendment No. 51 to the Company’s Registration Statement No. 33-08865 on April 7, 2006.*

(2).	Shareholder Services Plan for Eclipse Funds Inc. (Class R1 shares) - Previously filed with Post-Effective Amendment No. 51 to the Company’s Registration Statement No. 33-08865 on April 7, 2006.*
(a).
Amendment to Schedule A of the Shareholder Services Plan for Eclipse Funds Inc. (Class R1 shares) as of June 18, 2007 - Previously filed with Post-Effective Amendment No. 55 to the Company’s Registration Statement No. 33-36962 on June 18, 2007.*

(3).	Shareholder Services Plan for Eclipse Funds Inc. (Class R2 shares) - Previously filed with Post-Effective Amendment No. 51 to the Company’s Registration Statement No. 33-08865 on April 7, 2006.*
(a).
Amendment to Schedule A of the Shareholder Services Plan for Eclipse Funds Inc. (Class R2 Shares) as of June 18, 2007 - Previously filed with Post-Effective Amendment No. 55 to the Company’s Registration Statement No. 33-36962 on June 18, 2007*

(4).	Shareholder Services Plan for Eclipse Funds Inc. (Class R3 shares) - Previously filed with Post-Effective Amendment No. 51 to the Company’s Registration Statement No. 33-08865 on April 7, 2006.*

(a).
Amendment to Schedule A of the Shareholder Services Plan for Eclipse Funds Inc. (Class R3 Shares) as of June 18, 2007 - Previously filed with Post-Effective Amendment No. 55 to the Company’s Registration Statement No. 33-36962 on June 18, 2007*

14.           Other Opinions
a.	Consent of Independent Registered Public Accounting Firm – Inapplicable

15.           Omitted Financial Statements – Inapplicable.

16.	Powers of Attorney
a.	Previously filed with the Company’s Initial Registration Statement on Form N-14, No. 333-158950 on May 1, 2009*

17.           Other Exhibits – Inapplicable

----------
* Incorporated herein by reference.

ITEM 17.                      UNDERTAKINGS.

(1)           The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)           The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Parsippany and State of New Jersey, on the 20th day of April, 2010.

ECLIPSE FUNDS INC.

By:           /s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

As required by the Securities Act of 1933, this registration statement has been signed by the following person in the capacities as indicated April 20, 2010.

SIGNATURE	TITLE

President and Principal Executive Officer
/s/ Stephen P. Fisher
Stephen P. Fisher *

Director and Chairman of the Board
/s/ Susan B. Kerley
Susan B. Kerley *

Director
/s/ Alan R. Latshaw
Alan R. Latshaw *

Director
/s/ Peter Meenan
Peter Meenan *

Director and Chief Executive Officer
/s/ John Kim
John Kim *

Director
/s/ Richard H. Nolan, Jr.
Richard H. Nolan, Jr. *

Director
/s/ Richard S. Trutanic
Richard S. Trutanic *

Director
/s/ Roman L. Weil
Roman L. Weil *

Director
/s/ John A. Weisser
John A. Weisser *
Treasurer and Principal Financial
/s/ Jack R. Benintende	and Accounting Officer
Jack R. Benintende

By: /s/ Marguerite E. H. Morrison	Secretary
Marguerite E. H. Morrison
As Attorney-in-Fact*

* Pursuant to Powers of Attorney previously filed.

EXHIBIT LIST

4.	Agreement and Plan of Reorganization
12.	Opinion of Dechert LLP regarding tax matters